Discontinued Operations - Cash flows (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Cash flows
Net cash provided by discontinued operating activities	¥ 148
Net cash provided by discontinued investing activities	59,705
Discontinued Operations, Held-for-sale | SEV related business
Cash flows
Net cash provided by discontinued operating activities	148
Net cash provided by discontinued investing activities	¥ 59,705